Shareholder Report, Holdings (Details) - Pinnacle Value Fund	Dec. 31, 2024
Gulf Island Fab [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Unifi [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Hurco Cos [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Culp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Weyco Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Bristow Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Ingles Supermarkets [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Seaboard [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Aersale [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Op Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Govt Money Mkt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
Apparel Textiles [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Consumer Goods Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Industrial Goods Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Construction Fabrication [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Banks And Thrifts [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Closed End And E T F [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Insurance And Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%